INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income tax expense is as follows:

	2014	2013	2012
	$	$	$

Net Income (loss) for the year	(606,346)	(517,537)	(79,646)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	1,667	8,962	15,250
Change in estimates		(2,268)	(7,259)
Change enacted of tax rate		(2,702)	-
Functional currency adjustments	2,050	(10,985)	(2,022)
Foreign tax rate differential		(53,640)	(84,074)
Disposition of subsidiaries	410,964	-	-
Change in valuation allowance	(414,681)	64,490	127,389
Income tax expense (recovery)	-	3,857	(49,284)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets (liabilities) at December31, 2014 and 2013 are comprised of the following:

	2014	2013
	$	$

Non-capital loss carryforwards		413,959
Capital losses		-
Equipment and furniture		2,008
Others		(1,286)
		414,681
Valuation allowance		(414,681)
Net deferred tax assets		-